Fees Summary	Mar. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 400,000.00
Previously Paid Amount	0.00
Total Fee Amount	55.24
Total Offset Amount	0.00
Net Fee	55.24
Narrative - Max Aggregate Offering Price	$ 400,000.00
Final Prospectus	true